Share-Based and Other Compensation Plans - Summary of Changes in Intelsat Global's Rollover Options Outstanding (Detail) (Rollover Options [Member], 2008 Share Plan [Member], USD $)	12 Months Ended
Dec. 31, 2011
Rollover Options [Member] | 2008 Share Plan [Member]
Options outstanding
Options outstanding at December 31, 2010	147,247
Cancelled and returned for cash	(6,009)
Options outstanding at December 31, 2011	141,238
Options exercisable at December 31, 2011	141,238
Weighted average exercise price
Options outstanding at December 31, 2010	$ 25.00
Cancelled and returned for cash, Weighted average exercise price	$ 25.00
Options outstanding at December 31, 2011	$ 25.00
Options exercisable at December 31, 2011, Weighted average exercise price	$ 25.00
Remaining average contractual term	5 years